General and administrative expenses (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General and administrative expenses
Employee benefits expenses			$ (16,815)	$ (10,497)	$ (2,033)
Professional fees			(5,777)	(7,457)	(1,473)
Loss on sale of disposal group			(4,969)
Impairment of intangible assets		$ 241	(547)
Insurance liability expense			(1,522)	(513)
Other operating expenses			(6,489)	(4,564)	(183)
General and administrative expenses	$ (14,796)	$ (14,808)	$ (36,119)	$ (23,031)	$ (3,689)